CTIVP® – Westfield Select Large Cap Growth Fund
(formerly CTIVP® – Morgan Stanley Advantage Fund)
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – Westfield Select Large Cap Growth Fund (formerly CTIVP® – Morgan Stanley Advantage Fund),
March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.7%
Issuer	Shares	Value ($)
Communication Services 12.4%
Entertainment 2.0%
Roblox Corp., Class A(a)	51,353	1,960,658
Interactive Media & Services 7.8%
Alphabet, Inc., Class C(a)	25,913	3,945,513
Meta Platforms, Inc., Class A	6,705	3,255,814
ZoomInfo Technologies, Inc.(a)	47,494	761,329
Total		7,962,656
Media 2.6%
Trade Desk, Inc. (The), Class A(a)	30,588	2,674,003
Total Communication Services		12,597,317
Consumer Discretionary 25.2%
Automobiles 3.5%
Tesla, Inc.(a)	20,452	3,595,257
Broadline Retail 9.7%
Amazon.com, Inc.(a)	49,234	8,880,829
MercadoLibre, Inc.(a)	653	987,310
Total		9,868,139
Hotels, Restaurants & Leisure 6.0%
Airbnb, Inc., Class A(a)	16,735	2,760,606
Domino’s Pizza, Inc.	1,669	829,293
DoorDash, Inc., Class A(a)	18,552	2,554,981
Total		6,144,880
Specialty Retail 6.0%
AutoZone, Inc.(a)	709	2,234,520
Chewy, Inc., Class A(a)	38,781	617,006
Floor & Decor Holdings, Inc., Class A(a)	8,838	1,145,581
Home Depot, Inc. (The)	5,504	2,111,334
Total		6,108,441
Total Consumer Discretionary		25,716,717
Consumer Staples 1.5%
Consumer Staples Distribution & Retail 1.5%
Costco Wholesale Corp.	2,097	1,536,325
Total Consumer Staples		1,536,325
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 11.9%
Capital Markets 2.5%
Intercontinental Exchange, Inc.	18,346	2,521,291
Financial Services 6.1%
Adyen NV(a)	1,871	3,160,375
Block, Inc., Class A(a)	13,957	1,180,483
Visa, Inc., Class A	6,975	1,946,583
Total		6,287,441
Insurance 3.3%
Brown & Brown, Inc.	13,091	1,145,986
Progressive Corp. (The)	10,769	2,227,245
Total		3,373,231
Total Financials		12,181,963
Health Care 13.2%
Biotechnology 0.2%
Roivant Sciences Ltd.(a)	21,906	230,889
Health Care Equipment & Supplies 0.9%
Intuitive Surgical, Inc.(a)	2,146	856,447
Health Care Technology 1.7%
Veeva Systems Inc., Class A(a)	7,495	1,736,517
Life Sciences Tools & Services 4.0%
Danaher Corp.	6,241	1,558,502
Illumina, Inc.(a)	10,916	1,498,985
Thermo Fisher Scientific, Inc.	1,732	1,006,656
Total		4,064,143
Pharmaceuticals 6.4%
Eli Lilly & Co.	3,016	2,346,328
Royalty Pharma PLC, Class A	137,379	4,172,200
Total		6,518,528
Total Health Care		13,406,524
Industrials 7.2%
Aerospace & Defense 0.8%
HEICO Corp., Class A	5,643	868,683
Commercial Services & Supplies 0.2%
Veralto Corp.	1,789	158,613

CTIVP® – Westfield Select Large Cap Growth Fund  | First Quarter Report 2024

Portfolio of Investments (continued)
CTIVP® – Westfield Select Large Cap Growth Fund (formerly CTIVP® – Morgan Stanley Advantage Fund),
March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 6.2%
Uber Technologies, Inc.(a)	45,815	3,527,297
Union Pacific Corp.	11,416	2,807,537
Total		6,334,834
Total Industrials		7,362,130
Information Technology 25.2%
IT Services 6.4%
Cloudflare, Inc.(a)	23,444	2,270,082
Shopify, Inc., Class A(a)	33,287	2,568,758
Snowflake, Inc., Class A(a)	10,135	1,637,816
Total		6,476,656
Software 12.1%
BILL Holdings, Inc.(a)	10,824	743,825
Crowdstrike Holdings, Inc., Class A(a)	4,319	1,384,628
Microsoft Corp.	20,352	8,562,493
MicroStrategy, Inc., Class A(a)	985	1,678,992
Total		12,369,938
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc.	39,870	6,836,908
Total Information Technology		25,683,502
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.1%
Chemicals 1.1%
Sherwin-Williams Co. (The)	3,225	1,120,139
Total Materials		1,120,139
Total Common Stocks (Cost $73,169,653)		99,604,617

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(b),(c)	2,498,389	2,497,889
Total Money Market Funds (Cost $2,497,836)		2,497,889
Total Investments in Securities (Cost: $75,667,489)		102,102,506
Other Assets & Liabilities, Net		(144,522)
Net Assets		101,957,984
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	2,968,136	1,724,944	(2,195,237)	46	2,497,889	(73)	34,479	2,498,389
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – Westfield Select Large Cap Growth Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7035_12_C01_(05/24)